Cover	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	000-31267
Entity Registrant Name	HUMBL, Inc.
Entity Central Index Key	0001119190
Entity Tax Identification Number	91-2948019
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 B Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(786)
Local Phone Number	738-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HMBL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false